Cash and Cash Equivalents, Restricted Cash and Term Deposits	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents, Restricted Cash and Term Deposits [Abstract]
Cash and Cash Equivalents, Restricted Cash and Term Deposits
4.	Cash and Cash Equivalents, Restricted Cash and Term Deposits:

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	December 31, 2020	December 31, 2019
Cash and cash equivalents	21,011	13,654
Restricted cash	50	900
Restricted cash, non-current	990	-
Total	22,051	14,554

Restricted cash as of December 31, 2020 includes $500 of minimum liquidity requirements as per the ATB Loan Facility (Note 7), $490 in a dry-docking reserve account as per the ATB Loan Facility and $50 of restricted deposits pledged as collateral regarding credit cards balances with one of the Company’s financial institutions. Minimum liquidity, not legally restricted, as of December 31, 2020, of $4,500 as per the Company’s credit facilities covenants, calculated as $500 per owned vessel, is included in “Cash and cash equivalents”.

Restricted cash as of December 31, 2019 includes $500 of minimum liquidity requirements as per the ATB Loan Facility (Note 7), $350 in a dry-docking reserve account as per the ATB Loan Facility and $50 of restricted deposits pledged as collateral regarding credit cards balances with one of the Company’s financial institutions. Minimum liquidity, not legally restricted, as of December 31, 2019, of $4,000 as per the Company’s credit facilities covenants, calculated as $500 per owned vessel, is included in Cash and cash equivalents. An aggregate amount of $2,925, not legally restricted, as per the sale and leaseback transactions is included in “Cash and cash equivalents” as of December 31, 2019 (Note 7).

An aggregate amount of $1,600, not legally restricted, as per the Company’s effective sale and leaseback transaction is included in ”Term deposits” as of December 31, 2020, expiring in March 2021 (Note 7).